INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details)
CAD / shares in Units, AUD / shares in Units, CAD in Millions, AUD in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD CAD / shares	Jun. 30, 2017 AUD AUD / shares	Dec. 31, 2016 CAD
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 12,938	$ 11,803
Redemption amount	$ 51	$ 264	CAD 64				CAD 355
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,982	$ 2,663
Subsidiaries with material non-controlling interests | Brookfield Canada Office Properties [Member]
Disclosure of subsidiaries [line items]
Redemption price per share (in dollars per share) | CAD / shares					CAD 32.50
Redemption amount				$ 384	CAD 516
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	71.00%	71.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 918	$ 1,208
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 869	$ 982
Subsidiaries with material non-controlling interests | BSREP Industrial Pooling Subsidiary L.P.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 878	$ 887
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 706	$ 638
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 652	$ 635
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 670	$ 545
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	74.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 593	$ 0
Subsidiaries with material non-controlling interests | Brookfield Strategic Real Estate Partners II Storage REIT LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 564	$ 479
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 501	$ 208
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 487	$ 469
Subsidiaries with material non-controlling interests | BREF ONE, LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 483	$ 491
Subsidiaries with material non-controlling interests | BSREP II Brazil Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	68.00%	68.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 472	$ 423
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 424	$ 316
Subsidiaries with material non-controlling interests | BSREP Europe Holdings L.P.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	66.00%	66.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 55	$ 447
Subsidiaries with material non-controlling interests | Brookfield Brazil Retail Fundo de Investimento em Participaçõe
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	0.00%	54.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 0	$ 412
Subsidiaries with material non-controlling interests | Other
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,684	$ 1,000
Subsidiaries with material non-controlling interests | Brookfield Prime Property Fund
Disclosure of subsidiaries [line items]
Redemption price per share (in dollars per share) | AUD / shares						AUD 8.815
Redemption amount				$ 64		AUD 85
Subsidiaries with material non-controlling interests | Bottom of range | Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | Bottom of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	18.00%	18.00%
Subsidiaries with material non-controlling interests | Top of range | Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | Top of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non- controlling interests	76.00%	88.00%